Intangible assets, net	12 Months Ended
Mar. 31, 2020
Intangible assets, net
Intangible assets, net

7.Intangible assets, net

Intangible assets consisted of the following:

	As of March 31,
	2020	2019

Software	$5,441,560	$1,567,387
Courseware	25,998,130	27,355,662
Copyrights	4,064,869	3,118,735
	35,504,559	32,041,784
Less: accumulated amortization	(19,738,351)	(14,242,577)
Courseware development in progress	3,528,532	—
Intangible assets, net	$19,294,740	$17,799,207

Courseware development in progress represented the advance payment made to a third party as of March 31, 2020.

During the years ended March 31, 2020 and 2019, the Group had no impaired or pledged intangible assets.

Amortization expenses were $ 6,309,065 and $ 6,324,124 for the years ended March 31, 2020 and 2019, respectively.